Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	0-12820
Entity Registrant Name	AMERICAN NATIONAL BANKSHARES INC.
Entity Central Index Key	0000741516
Entity Tax Identification Number	54-1284688
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	628 Main Street
Entity Address, City or Town	Danville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24541
City Area Code	434
Local Phone Number	792-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	AMNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false